Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nicholas Limited Edition, Inc.
Entity Central Index Key	0000809802
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class I
Trading Symbol	NCLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class I (the "Class") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended December 31, 2024, the Fund's Class I returned 11.94%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Russell 2000 Growth Index. With this positioning, the Fund generally lags in strong equity returns environments such as those observed in the last fiscal year.

Performance

The Fund's Class I posted a positive return during the period, while underperforming relative to its benchmark. Overall equity market returns were strong due to reasonably strong earnings growth, a stable employment picture and the anticipation of an accommodative Federal Reserve, which eased its fed funds target rate by 100 basis points over the course of the year. These factors also helped the Fund's performance.

What factors influenced performance?

The fiscal year was marked by strong equity performance, although overall returns for small cap securities lagged their larger cap counterparts substantially for the year. 2024 was the eighth consecutive year of small cap underperformance relative to large caps as measured by Russell 2000 Index versus the Russell 1000 Index, respectively. Consumer staples was the top performing sector within the Russell 2000 Growth Index, with information technology not far behind. The information technology sector was a strong performer across the capitalization spectrum in 2024, and while the Fund held an overweight position within the sector during the year, it did not own the largest weighting within the benchmark for fundamental reasons, which resulted in a relative performance headwind for the first half of the Fund's fiscal year. Similar to information technology, results within the consumer staples sector were negatively impacted by not owning a company with a large benchmark weight due to valuation considerations. With the dip in short-term interest rates during the year, more interest rate-sensitive sectors such as financials and industrials also performed well, and the Fund benefitted somewhat from its overweight position in those sectors. Further, infrastructure-related holdings within industrials also helped the Fund's absolute and relative performance.

Top Contributors:

The largest contributors to the Fund's performance were positive stock selection within the consumer discretionary and materials sectors.

Individual name contributors (portfolio contribution to return basis):

  Q2 Holdings, Inc. (QTWO)

  Construction Partners, Inc. Class A (ROAD)

  Comfort Systems USA, Inc. (FIX)

Top Detractors:

Negative security selection within the health care and information technology sectors detracted from the Fund's performance. Cash held within the Fund was also a drag on performance for the fiscal year.

Individual name detractors (portfolio contribution to return basis):

  Five9, Inc. (FIVN)

  Pacira Biosciences, Inc. (PCRX)

  Qualys, Inc. (QLYS)

Investment approaches cycle in and out of favor, and a focus on quality businesses with sustainable competitive advantages while remaining cognizant of the price paid has been out of favor since the market bottom of October 2022. The investment team remains focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, operated by responsible management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and are no guarantee of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of December 31, 2024
	1 Year	5 Years	10 Years
Nicholas Limited Edition, Inc. - Class I	11.94%	7.90%	9.33%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 492,750,846
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 3,599,503
Investment Company, Portfolio Turnover	12.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of December 31, 2024
Net Assets	$492,750,846
Number of Portfolio Holdings	66
Portfolio Turnover Rate	12.81%
Total Advisory Fees Paid	$3,599,503

Holdings [Text Block]
Top Ten Equity Holdings
As of December 31, 2024
Name	Percentage of Net Assets
RB Global, Inc.	2.98%
Q2 Holdings, Inc.	2.76%
CyberArk Software Ltd.	2.58%
Shift4 Payments, Inc. Class A	2.39%
Prestige Consumer Healthcare Inc	2.37%
Cohen & Steers, Inc.	2.34%
Descartes Systems Group Inc.	2.31%
ExlService Holdings, Inc.	2.22%
Dorman Products, Inc.	2.20%
Globus Medical Inc Class A	2.15%
Total of top ten	24.30%
Sector Diversification (As a Percentage of Total Investments)
As of December 31, 2024

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of December 31, 2024
Name	Percentage of Net Assets
RB Global, Inc.	2.98%
Q2 Holdings, Inc.	2.76%
CyberArk Software Ltd.	2.58%
Shift4 Payments, Inc. Class A	2.39%
Prestige Consumer Healthcare Inc	2.37%
Cohen & Steers, Inc.	2.34%
Descartes Systems Group Inc.	2.31%
ExlService Holdings, Inc.	2.22%
Dorman Products, Inc.	2.20%
Globus Medical Inc Class A	2.15%
Total of top ten	24.30%

CLASS N
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class N
Trading Symbol	NNLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class N (the "Class") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended December 31, 2024, the Fund's Class N returned 11.58%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Russell 2000 Growth Index. With this positioning, the Fund generally lags in strong equity returns environments such as those observed in the last fiscal year.

Performance

The Fund's Class N posted a positive return during the period, while underperforming relative to its benchmark. Overall equity market returns were strong due to reasonably strong earnings growth, a stable employment picture and the anticipation of an accommodative Federal Reserve, which eased its fed funds target rate by 100 basis points over the course of the year. These factors also helped the Fund's performance.

What factors influenced performance?

The fiscal year was marked by strong equity performance, although overall returns for small cap securities lagged their larger cap counterparts substantially for the year. 2024 was the eighth consecutive year of small cap underperformance relative to large caps as measured by Russell 2000 Index versus the Russell 1000 Index, respectively. Consumer staples was the top performing sector within the Russell 2000 Growth Index, with information technology not far behind. The information technology sector was a strong performer across the capitalization spectrum in 2024, and while the Fund held an overweight position within the sector during the year, it did not own the largest weighting within the benchmark for fundamental reasons, which resulted in a relative performance headwind for the first half of the Fund's fiscal year. Similar to information technology, results within the consumer staples sector were negatively impacted by not owning a company with a large benchmark weight due to valuation considerations. With the dip in short-term interest rates during the year, more interest rate-sensitive sectors such as financials and industrials also performed well, and the Fund benefitted somewhat from its overweight position in those sectors. Further, infrastructure-related holdings within industrials also helped the Fund's absolute and relative performance.

Top Contributors:

The largest contributors to the Fund's performance were positive stock selection within the consumer discretionary and materials sectors.

Individual name contributors (portfolio contribution to return basis):

  Q2 Holdings, Inc. (QTWO)

  Construction Partners, Inc. Class A (ROAD)

  Comfort Systems USA, Inc. (FIX)

Top Detractors:

Negative security selection within the health care and information technology sectors detracted from the Fund's performance. Cash held within the Fund was also a drag on performance for the fiscal year.

Individual name detractors (portfolio contribution to return basis):

  Five9, Inc. (FIVN)

  Pacira Biosciences, Inc. (PCRX)

  Qualys, Inc. (QLYS)

Investment approaches cycle in and out of favor, and a focus on quality businesses with sustainable competitive advantages while remaining cognizant of the price paid has been out of favor since the market bottom of October 2022. The investment team remains focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, operated by responsible management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and are no guarantee of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of December 31, 2024
	1 Year	5 Years	10 Years
Nicholas Limited Edition, Inc. - Class N	11.58%	7.61%	9.01%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 492,750,846
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 3,599,503
Investment Company, Portfolio Turnover	12.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of December 31, 2024
Net Assets	$492,750,846
Number of Portfolio Holdings	66
Portfolio Turnover Rate	12.81%
Total Advisory Fees Paid	$3,599,503

Holdings [Text Block]
Top Ten Equity Holdings
As of December 31, 2024
Name	Percentage of Net Assets
RB Global, Inc.	2.98%
Q2 Holdings, Inc.	2.76%
CyberArk Software Ltd.	2.58%
Shift4 Payments, Inc. Class A	2.39%
Prestige Consumer Healthcare Inc	2.37%
Cohen & Steers, Inc.	2.34%
Descartes Systems Group Inc.	2.31%
ExlService Holdings, Inc.	2.22%
Dorman Products, Inc.	2.20%
Globus Medical Inc Class A	2.15%
Total of top ten	24.30%
Sector Diversification (As a Percentage of Total Investments)
As of December 31, 2024

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of December 31, 2024
Name	Percentage of Net Assets
RB Global, Inc.	2.98%
Q2 Holdings, Inc.	2.76%
CyberArk Software Ltd.	2.58%
Shift4 Payments, Inc. Class A	2.39%
Prestige Consumer Healthcare Inc	2.37%
Cohen & Steers, Inc.	2.34%
Descartes Systems Group Inc.	2.31%
ExlService Holdings, Inc.	2.22%
Dorman Products, Inc.	2.20%
Globus Medical Inc Class A	2.15%
Total of top ten	24.30%